OMB APPROVAL
OMB Number:	3235-0456
Expires:	March 31, 2012
Estimated average burden
hours per response	2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Sun Life of Canada (U.S.) Variable Account L 500 Boylston Street Boston, MA 02116
2.

The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                             ☒

3.	Investment Company Act File Number: 811-3563

Securities Act File Number: 33-19628

4(a).	Last day of fiscal year for which this Form is filed: December 2, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐

Check box if this is the last time the issuer will be filing this Form.

*As of December 2, 2011, the Money Market Variable Account, a managed separate account, transferred its assets to the MFS Money Market Portfolio, a series of MFS Variable Insurance Trust II, in exchange for shares of the MFS Money Market Portfolio. After the transfer, the Money Market Variable Account changed its status from a managed separate account to a unit investment trust. The Registrant subsequently changed its name to Sun Life of Canada (U.S.) Variable Account L. The Reporting Period of the Registrant is 01/01/2011 – 12/02/2011, the time period that the Registrant operated as a managed separate account and held portfolio securities. The Registrant is filing under the name it used as a managed separate account, and this Form 24F-2 has been executed by the managed separate account’s Principal Executive Officer.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$ 85,353

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 14,630,002

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$54,152,658

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$68,782,660

	(v)	Net sales—if item 5(i) is greater than item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$ —

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$68,697,307

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.0001146

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$ —

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
				+	$ —

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=	$ —

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
☐ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo Treasurer

Date: FEBRUARY 21, 2012

*	Please print the name and title of the signing officer below the signature.